Income Taxes (Summary Of Income Tax Examinations) (Details)	12 Months Ended
Sep. 30, 2016
North America [Member] | United States | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2011
North America [Member] | United States | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
North America [Member] | Canada | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2012
North America [Member] | Canada | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Europe [Member] | France | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2013
Europe [Member] | France | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Europe [Member] | Germany | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2011
Europe [Member] | Germany | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Europe [Member] | Netherlands | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2011
Europe [Member] | Netherlands | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Europe [Member] | Spain | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2011
Europe [Member] | Spain | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Europe [Member] | United Kingdom | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2013
Europe [Member] | United Kingdom | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Asia [Member] | China | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2010
Asia [Member] | China | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Asia [Member] | South Korea | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2010
Asia [Member] | South Korea | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Asia [Member] | Taiwan | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2011
Asia [Member] | Taiwan | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016
Latin America [Member] | Chile | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2013
Latin America [Member] | Chile | Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2016